WBI Power Factor High Dividend ETF
Schedule of Investments
September 30, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 98.1%
	Banks - 34.8%
270,650	Associated Banc-Corp.	$4,630,822
14,569	BankUnited, Inc.	330,716
8,937	Citigroup, Inc.	367,579
18,351	Citizens Financial Group, Inc.	491,807
11,131	Comerica, Inc.	462,493
14,210	Eagle Bancorp, Inc.	304,805
15,707	Fifth Third Bancorp	397,858
13,759	First Interstate BancSystem, Inc. - Class A	343,150
136,509	First Merchants Corp.	3,797,680
26,928	Fulton Financial Corp. +	326,098
37,843	Hope Bancorp, Inc.	334,911
43,780	Huntington Bancshares, Inc.	455,312
170,804	Key Corp.	1,837,851
45,645	New York Community Bancorp, Inc. +	517,614
30,983	Northwest Bancshares, Inc.	316,956
15,328	Pacific Premier Bancorp, Inc.	333,537
3,475	PNC Financial Services Group, Inc.	426,626
19,541	Provident Financial Services, Inc. +	298,782
14,932	Sandy Spring Bancorp, Inc.	319,993
40,288	Simmons First National Corp. - Class A	683,285
13,208	Synovus Financial Corp.	367,182
17,871	Truist Financial Corp.	511,289
13,024	US Bancorp +	430,573
49,473	Valley National Bancorp	423,489
12,910	WesBanco, Inc.	315,262
13,734	Zions Bancorporation +	479,179
		19,504,849
	Capital Goods - 4.3%
26,029	3M Co.	2,436,835
	Commercial & Professional Services - 2.0%
31,799	HNI Corp.	1,101,200
	Consumer Discretionary Distribution & Retail - 4.9%
34,615	Best Buy Co., Inc.	2,404,704
10,718	Upbound Group, Inc. +	315,645
		2,720,349
	Consumer Durables & Apparel - 1.4%
30,230	Leggett & Platt, Inc.	768,144
	Energy - 9.6%
27,023	CVR Energy, Inc. +	919,593
28,756	Hess Midstream LP - Class A +	837,662
42,453	ONEOK, Inc.	2,692,794
59,221	Plains GP Holdings LP - Class A	954,642
		5,404,691
	Financial Services - 2.4%
14,214	Ally Financial, Inc.	379,230
7,656	OneMain Holdings, Inc. +	306,929
50,628	Western Union Co.	667,277
		1,353,436
	Food, Beverage & Tobacco - 10.0%
90,580	Altria Group, Inc.	3,808,889
53,286	The Kraft Heinz Co.	1,792,541
		5,601,430
	Insurance - 1.7%
11,055	Fidelity National Financial, Inc. +	456,571
5,402	Prudential Financial, Inc.	512,596
		969,167
	Materials - 14.5%
51,836	Dow, Inc. +	2,672,664
78,354	International Paper Co.	2,779,217
28,387	LyondellBasell Industries N.V. - Class A - ADR	2,688,249
		8,140,130
	Media & Entertainment - 1.3%
64,810	Sinclair, Inc. +	727,168
	Pharmaceuticals, Biotechnology & Life Sciences - 5.2%
50,543	Organon & Co.	877,427
204,068	Viatris, Inc.	2,012,110
		2,889,537
	Telecommunication Services - 4.8%
82,756	Verizon Communications, Inc.	2,682,122
	Utilities - 1.2%
32,546	Clearway Energy, Inc. - Class C	688,673
	TOTAL COMMON STOCKS (Cost $60,093,559)	54,987,731

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENT - 1.6%
884,533	U.S. Bank Money Market Deposit Account, 3.27%	884,533
	TOTAL SHORT TERM INVESTMENT (Cost $884,533)	884,533

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.8%
4,901,379	Mount Vernon Liquid Assets Portfolio, 5.58% (b)(c)	4,901,379
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,901,379)	4,901,379

	TOTAL INVESTMENTS - 108.5% (Cost $65,879,471)	60,773,643
	Liabilities in Excess of Other Assets - (8.5)%	(4,772,831)
	NET ASSETS - 100.0%	$56,000,812

+	All or portion of this security is on loan as of September 30, 2023. Total value of securities on loan is $4,803,437.
ADR	American Depository Receipt
(a)	Foreign Issued security. Foreign concentrations is as follows: Netherlands: 4.80%.
(b)	The rate quoted is the annualized seven-day yield as of September 30, 2023.
(c)	Privately offered liquidity fund.

The accompanying notes are an integral part of these schedules of investments.